STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Ordinary Shares [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Jan. 23, 2020	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jan. 23, 2020	0
Increase (Decrease) in Shareholders' Equity (Deficit) [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	$ 503	24,497	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)	5,031,250
Net income (loss)	$ 0	0	(5,064)	(5,064)
Ending balance at Dec. 31, 2020	$ 503	24,497	(5,064)	19,936
Ending balance (in shares) at Dec. 31, 2020	5,031,250
Increase (Decrease) in Shareholders' Equity (Deficit) [Roll Forward]
Forfeiture of Founder Shares	$ (3)	0	3	0
Forfeiture of Founder Shares (in shares)	(31,250)
Accretion for Class A ordinary shares to redemption amount	$ 0	(24,497)	(24,888,973)	(24,913,470)
Net income (loss)	0	0	7,707,350	7,707,350
Ending balance at Dec. 31, 2021	$ 500	$ 0	$ (17,186,684)	$ (17,186,184)
Ending balance (in shares) at Dec. 31, 2021	5,000,000